Share capital (Details) - EUR (€)		12 Months Ended
	Nov. 23, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Balance at beginning of period, shares			46,256,078	39,076,342
Balance at beginning of period		€ 1,011,983,000	€ 758,701,000	€ 364,999,000
Number of shares		54,465,421	50,936,778	46,256,000	39,075,000
Capital increase expenses (fully paid)		€ (15,964,000)	€ (15,837,000)	€ (269,000)
Share capital		236,540,000	233,414,000	223,928,000	€ 185,399,000
Share premium		1,277,780,000	993,025,000	649,135,000	357,402,000
Share capital and share premium		1,514,320,000	1,226,439,000	873,063,000	€ 542,801,000
Exercise of warrants		7,657,000	5,288,000	€ 4,261,000
Balance at end of period, shares				46,256,078
Balance at end of period		€ 1,214,249,000	1,011,983,000	€ 758,701,000
Par value of shares		€ 5.41
March 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares		298,184
Share capital		€ 1,613,000
Share premium		2,311,000
Share capital and share premium		3,924,000
Average exercise price warrants		€ 13.16
Closing share price on date of capital increase		€ 83.72
June 20, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares		102,801
Share capital		€ 556,000
Share premium		781,000
Share capital and share premium		1,337,000
Average exercise price warrants		€ 13.01
Closing share price on date of capital increase		€ 85.00
Share capital
Disclosure of classes of share capital [line items]
Balance at beginning of period		€ 233,414,000	223,928,000	185,399,000
Capital increase expenses (fully paid)		(15,964,000)	(15,837,000)	(269,000)
Exercise of warrants		3,069,000	1,992,000	2,223,000
Balance at end of period		236,540,000	233,414,000	223,928,000
Share premium account
Disclosure of classes of share capital [line items]
Balance at beginning of period		993,025,000	649,135,000	357,402,000
Exercise of warrants		4,588,000	3,296,000	2,037,000
Balance at end of period		€ 1,277,780,000	€ 993,025,000	€ 649,135,000
January 19, 2016 : share subscription from Gilead
Disclosure of classes of share capital [line items]
Number of shares				6,760,701
Capital increase expenses (fully paid)				€ (269,000)
Share capital				36,306,000
Share premium				289,696,000
Share capital and share premium				326,002,000
Decrease through derecognition, financial assets				€ (65,850,000)
April 1, 2016 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares				131,695
Share capital				€ 668,000
Share premium				741,000
Share capital and share premium				1,409,000
Average exercise price warrants				€ 10.70
Closing share price on date of capital increase				€ 36.64
May 19, 2016 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares				140,770
Share capital				€ 762,000
Share premium				715,000
Share capital and share premium				1,476,000
Average exercise price warrants				€ 10.49
Closing share price on date of capital increase				€ 45.41
September 19, 2016 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares				60,320
Share capital				€ 326,000
Share premium				277,000
Share capital and share premium				603,000
Average exercise price warrants				€ 10.00
Closing share price on date of capital increase				€ 58.62
November 28, 2016 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares				86,250
Share capital				€ 467,000
Share premium				305,000
Share capital and share premium				772,000
Average exercise price warrants				€ 8.94
Closing share price on date of capital increase				€ 55.73
April 6, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares			247,070
Share capital			€ 1,337,000
Share premium			2,697,000
Share capital and share premium			4,034,000
Average exercise price warrants			€ 16.33
Closing share price on date of capital increase			€ 84.60
June 20, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares			52,030
Share capital			€ 281,000
Share premium			350,000
Share capital and share premium			632,000
Average exercise price warrants			€ 12.14
Closing share price on date of capital increase			€ 70.66
September 21, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares			28,100
Share capital			€ 152,000
Share premium			117,000
Share capital and share premium			269,000
Average exercise price warrants			€ 9.55
Closing share price on date of capital increase			€ 84.62
November 23, 2017 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares			41,000
Share capital			€ 222,000
Share premium			132,000
Share capital and share premium			354,000
Average exercise price warrants			€ 8.63
Closing share price on date of capital increase			€ 77.53
October 03, 2018 : exercise of warrants
Disclosure of classes of share capital [line items]
Number of shares		135,485
Share capital		€ 733,000
Share premium		1,281,000
Share capital and share premium		2,014,000
Average exercise price warrants		€ 14.86
Closing share price on date of capital increase		€ 94.32
November 23, 2018 : exercise of warrants [member]
Disclosure of classes of share capital [line items]
Number of shares	30,800
Share capital	€ 167,000
Share premium	215,000
Share capital and share premium	382,000
Average exercise price warrants	€ 12.40
Closing share price on date of capital increase	€ 88.90
Ordinary Shares
Disclosure of classes of share capital [line items]
Par value of shares		€ 5.41
Ordinary Shares | January 19, 2016 : share subscription from Gilead
Disclosure of classes of share capital [line items]
Number of shares				6,760,701
Share capital				€ 36,575,000
Share premium				355,546,000
Share capital and share premium				€ 392,121,000
Closing share price on date of capital increase				€ 48.26
American Depositary Receipts | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Number of shares			4,312,500
Share capital			€ 23,331,000
Share premium			340,593,000
Share capital and share premium			€ 363,924,000
Closing share price on date of capital increase			€ 81.34
American Depositary Receipts | September 17, 2018 : U.S. public offering
Disclosure of classes of share capital [line items]
Number of shares		2,961,373
Share capital		€ 16,021,000
Share premium		280,167,000
Share capital and share premium		€ 296,188,000
U.S. public offering | April 21, 2017 : U.S. public offering
Disclosure of classes of share capital [line items]
Number of shares			4,312,500
Share capital			€ 7,494,000
Share premium			340,593,000
Share capital and share premium			348,087,000
Underwriter discounts and offering expenses (paid)			(15,790,000)
Offering expenses still to be paid			€ (47,000)
U.S. public offering | September 17, 2018 : U.S. public offering
Disclosure of classes of share capital [line items]
Number of shares		2,961,373
Share capital		€ 57,000
Share premium		280,167,000
Share capital and share premium		€ 280,224,000
Closing share price on date of capital increase		€ 99.68
Underwriter discounts and offering expenses (paid)		€ (15,964,000)